Fair Value of Financial Instruments (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) derivative_instrument	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investments in Available-for-sale Securities [Line Items]
Weighted average maturity		1 month
Unsecured notes issued in a private placement
Investments in Available-for-sale Securities [Line Items]
Carrying value		$ 85,700,000	$ 92,900,000
Fair value		88,200,000	$ 95,700,000
Level 2
Investments in Available-for-sale Securities [Line Items]
Fair value of contract		3,100,000
Interest Rate Swap
Investments in Available-for-sale Securities [Line Items]
Fair value of swap, net		800,000
Fair value of swap, asset position		900,000
Fair value of swap, liability position		100,000
Not Designated as Hedging Instrument | Foreign Exchange Contract
Investments in Available-for-sale Securities [Line Items]
Notional value		41,900,000.0
Designated as Hedging Instrument | Currency Swap
Investments in Available-for-sale Securities [Line Items]
Notional value		$ 7,900,000.0
Weighted average maturity		7 months 6 days
Designated as Hedging Instrument | Interest Rate Swap
Investments in Available-for-sale Securities [Line Items]
Notional value	$ 40,000,000
Weighted average maturity	1 year 10 months 24 days
Number of swaps | derivative_instrument	2
Prepaid Expenses and Other Current Assets | Designated as Hedging Instrument | Currency Swap | Level 2
Investments in Available-for-sale Securities [Line Items]
Balance sheet portion		$ 2,400,000
Other Assets | Designated as Hedging Instrument | Currency Swap | Level 2
Investments in Available-for-sale Securities [Line Items]
Balance sheet portion		$ 700,000